Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - USD ($)		9 Months Ended		10 Months Ended	12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Schedule of Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds			$ 57,500,000		$ 57,500,000
Less:
Proceeds allocated to public warrants					(1,003,390)
Proceeds allocated to public rights					(1,293,815)
Allocation of offering costs related to redeemable shares					(3,623,315)
Plus
Accretion of carrying value to redemption value		4,904,221			7,418,245
Class A ordinary shares subject to possible redemption beginning balance		58,997,725
Less:
Share redemption	[1]	(16,541,342)
Class A ordinary shares subject to possible redemption ending balance		$ 47,360,604			$ 58,997,725

[1]	In connection with the Extraordinary General Meeting of shareholders to vote on extending the Combination Period, on September 26, 2024, 1,492,646 Class A ordinary shares were redeemed at a per share price of $11.08. On October 4, 2024, $16,541,342 was paid from the Trust Account to redeeming shareholders in connection with the extension. As a result, the Company has recorded a liability of $16,541,342 as Class A ordinary shares to be redeemed and reduced Class A ordinary shares subject to possible redemption as of September 30, 2024 on the unaudited condensed consolidated balance sheet.